Statements of Operations (Unaudited) (USD $)	12 Months Ended		96 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Income Statement [Abstract]
NET SALES		$ 3,200	$ 3,200
COST AND EXPENSE
Research and development	1,682,557	1,709,171	10,664,441
General and administrative	1,633,786	2,006,900	12,985,150
TOTAL COST AND EXPENSE	3,316,343	3,716,071	23,649,591
LOSS FROM OPERATIONS	(3,316,343)	(3,712,871)	(23,646,391)
OTHER INCOME (EXPENSE)
Interest income	375	196	30,498
Dividend income			1,551
Realized gain on investment			3,911
Realized gain on disposal of assets			637
Litigation settlement			(47,500)
Interest expense and commitment fee	(166,654)	(557)	(202,207)
NET LOSS	$ (3,482,622)	$ (3,713,232)	$ (23,859,501)
Basic and Diluted Loss per Share	$ (0.08)	$ (0.09)
Basic and Diluted Weighted Average Number of Shares	44,386,149	42,253,450